OIL & NATURAL GAS PROPERTIES (Details 2)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023 shares	May 11, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Reserve Quantities [Line Items]
Revenue Interest	1.00000	1.00000
Working Interest	1.00000	1.00000
Common Stock, Shares, Issued		248,830,516		165,472,241	165,472,241
Orogrande Project [Member]
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			27,060,637
Equity Method Investment, Ownership Percentage			10.8751%
Orogrande Project [Member] | Dingus Investments, Inc.
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			7,050,382
Equity Method Investment, Ownership Percentage			2.8334%
Orogrande Project [Member] | Pandora Energy, LP
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			6,220,779
Equity Method Investment, Ownership Percentage			2.50%
Orogrande Project [Member] | Kennedy Minerals, Ltd
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			6,220,779
Equity Method Investment, Ownership Percentage			2.50%
Orogrande Project [Member] | The de Compiegne Property Company No. 20, Ltd
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			6,220,779
Equity Method Investment, Ownership Percentage			2.50%
Orogrande Project [Member] | Loma Hombre Energy, LLC
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			622,078
Equity Method Investment, Ownership Percentage			0.25%
Orogrande Project [Member] | Sero Capital, LLC
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			725,840
Equity Method Investment, Ownership Percentage			0.2917%
University Lands - Mineral Owner
Reserve Quantities [Line Items]
Revenue Interest	0.20000	0.20000
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe
Reserve Quantities [Line Items]
Revenue Interest	0.04500	0.04500
ORRI - Unrelated Party
Reserve Quantities [Line Items]
Revenue Interest	0.00500	0.00500
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.
Reserve Quantities [Line Items]
Revenue Interest	0.49875	0.56250
Working Interest	0.66500	0.75000
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe
Reserve Quantities [Line Items]
Revenue Interest	0.18750	0.18750
Working Interest	0.25000	0.25000
Conversion by Note Holders in March, 2020
Reserve Quantities [Line Items]
Revenue Interest	0.04500
Working Interest	0.06000
Unrelated Party
Reserve Quantities [Line Items]
Revenue Interest	0.01875
Working Interest	0.02500